DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Adopted Accounting Pronouncements (Details) ₽ in Millions, $ in Millions	Jan. 01, 2020 RUB (₽)	Dec. 31, 2020 RUB (₽)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)
Effect of the changes made to the comparative periods
Accounts receivable, net		₽ 25,440	$ 344.4	₽ 17,832
Prepaid expenses		6,727	90.9	3,315
Other current assets		12,950	175.3	8,797
Long-term prepaid expenses		₽ 1,391	$ 18.8	₽ 2,289
Effect of adoption of ASU 2016-13
Effect of the changes made to the comparative periods
Accounts receivable, net	₽ (214)
Prepaid expenses	(12)
Other current assets	(43)
Long-term prepaid expenses	(28)
Decrease to retained earnings, pre-tax	(297)
Tax effect	49
Decrease to retained earnings, net of tax effect	(248)
Non-redeemable NCI effect of adoption	(16)
Adjusted Balance
Effect of the changes made to the comparative periods
Accounts receivable, net	17,618
Prepaid expenses	3,303
Other current assets	8,754
Long-term prepaid expenses	₽ 2,261